Related Party Transactions - Additional Information (Detail)					1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 11, 2019 Acquisition	Oct. 05, 2017 USD ($)	Jun. 26, 2017 USD ($) shares	Oct. 30, 2015 USD ($)	Oct. 30, 2015 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jul. 12, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 06, 2017 USD ($)
Related Party Transaction [Line Items]
Contributions from members											$ 15,000,000
Equity-based compensation expense						$ 2,748,000	$ 972,000		$ 9,140,000	$ 5,574,000	2,369,000
Operating lease, right-of-use assets						33,102,000
Operating lease, lease liabilities						37,502,000
Funko Acquisition Holdings, L.L.C. [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Interest rate of borrowings				8.00%	8.00%
Funko Acquisition Holdings, L.L.C. [Member] | Certain Officers And Executives [Member] | Non Recourse Notes [Member]
Related Party Transaction [Line Items]
Outstanding aggregate principal and accrued interest forgiven		$ 200,000
Funko Acquisition Holdings, L.L.C. [Member] | ACON Equity Management, L.L.C. [Member]
Related Party Transaction [Line Items]
Monitoring fees as percentage of prior year adjusted EBITDA				2.00%
Advisory fees				$ 2,000,000
Management Services Agreement				On October 31, 2015, the Company entered into a management services agreement with ACON Equity Management, L.L.C. (“ACON Equity Management”), which requires payment of a monitoring fee equal to the greater of (1) $500,000 and (2) 2% prior year Adjusted EBITDA, up to a maximum fee of $2.0 million.
Termination fees waived												$ 5,800,000
Management's reimbursable expenses											200,000
Funko Acquisition Holdings, L.L.C. [Member] | ACON Equity Management, L.L.C. [Member] | Selling, General, and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Management fees									0	1,700,000	$ 1,500,000
Funko Acquisition Holdings, L.L.C. [Member] | ACON Equity Management, L.L.C. [Member] | Management Fees [Member]
Related Party Transaction [Line Items]
Amounts Due to ACON Equity Management									0	0
Funko Acquisition Holdings, L.L.C. [Member] | ACON Equity Management, L.L.C. [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Monitoring fees				$ 500,000
Funko Acquisition Holdings, L.L.C. [Member] | ACON Equity Management, L.L.C. [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Monitoring fees				$ 2,000,000
Funko Acquisition Holdings, L.L.C. [Member] | Sure Star Development Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable										5,700,000
Accrued Liabilities										5,700,000
Funko Acquisition Holdings, L.L.C. [Member] | Sure Star Development Ltd [Member] | Selling, General, and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Lease rental expense							100,000	$ 200,000		200,000
Funko Acquisition Holdings, L.L.C. [Member] | Forbidden Planet [Member]
Related Party Transaction [Line Items]
Related party, net sales						700,000	$ 1,200,000		5,100,000	4,200,000
Related party, accounts receivable						400,000			$ 800,000	$ 500,000
Funko Acquisition Holdings, L.L.C. [Member] | Roll and Move, LLC and Roll and Move II LLC [Member] | Forrest-Pruzan Creative LLC [Member]
Related Party Transaction [Line Items]
Number of leases | Acquisition	2
Operating lease, right-of-use assets						1,000,000
Operating lease, lease liabilities						$ 1,000,000
Funko Acquisition Holdings, L.L.C. [Member] | Class A Units [Member]
Related Party Transaction [Line Items]
Contributions from members, units | shares			5,000
Contributions from members			$ 5,000,000
Equity-based compensation expense			$ 2,200,000
Funko Acquisition Holdings, L.L.C. [Member] | Class A Units [Member] | Several Members of Management [Member]
Related Party Transaction [Line Items]
Aggregate purchase price					$ 900,000